UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 13, 2009
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Information Table Value Total:		59,961
List of Other Included Managers:		NONE



NAME OF ISSUER		 TITLE OF CLASS	CUSIP	  VALUE    SHARES/  SH/  PUT/ INVSTMT OTHER   VOTING AUTHORITY
						 (x$1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS	SOLE  SHARED NONE
3M Co                          COM	88579Y101 550	    9565    SH 		SOLE		9565
Abbott Laboratories            COM	002824100 483	    9056    SH 		SOLE		9056
Air Products & Chemicals Inc   COM	009158106 1386	    27575   SH 		SOLE		27575
Amgen Inc.                     COM	031162100 736	    12748   SH 		SOLE		12748
Anadarko Petroleum Corp        COM	032511107 134	    3480    SH 		SOLE		3480
Apache Corp                    COM	037411105 1449	    19436   SH 		SOLE		19436
Applied Materials Inc          COM	038222105 326	    32175   SH		SOLE		32175
Archer-Daniels-Midland Co      COM	039483102 1013	    35125   SH		SOLE		35125
AT&T Inc.                      COM	00206R102 106	    3723    SH		SOLE		3723
Automatic Data Processing Inc  COM	053015103 243	    6186    SH 		SOLE		6186
Baker Hughes Inc               COM	057224107 463	    14438   SH 		SOLE		14438
Bank Of America Corp           COM	060505104 193	    13692   SH 		SOLE		13692
Bank of New York Mellon        COM	064058100 405	    14299   SH		SOLE		14299
Baxter International           COM	071813109 1547	    28868   SH 		SOLE		28868
BP plc               SPONSORED ADR	055622104 1482	    31707   SH 		SOLE		31707
Boeing Co                      COM	097023105 198	    4650    SH 		SOLE		4650
Bunge Ltd                      COM	G16962105 944	    18225   SH 		SOLE		18225
Caterpillar Inc                COM	149123101 125	    2790    SH 		SOLE		2790
Centurytel Inc.                COM	156700106 125	    4568    SH 		SOLE		4568
ChevronTexaco Corp.	       COM	166764100 114       1542    SH          SOLE            1542
Cisco Systems                  COM	17275R102 211	    12946   SH 		SOLE		12946
CLARCOR Inc                    COM	179895107 1345	    40550   SH		SOLE		40550
Disney Walt Co             COM DISNEY	254687106 159	    7014    SH 		SOLE		7014
Dominion Res Inc               COM	25746U109 952	    26556   SH 		SOLE		26556
Dow Chemical Company           COM	260543103 526	    34835   SH 		SOLE		34835
Duke Energy Corp.              COM	26441C105 379	    25251   SH 		SOLE		25251
Emerson Electric Co            COM	291011104 272	    7429    SH 		SOLE		7429
Exxon Mobil Corporation        COM	30231G102 2946	    36900   SH 		SOLE		36900
Fiserv Inc                     COM	337738108 2847	    78275   SH 		SOLE		78275
Franklin Resources             COM	354613101 437	    6855    SH 		SOLE		6855
General Electric               COM	369604103 962	    59355   SH 		SOLE		59355
Genzyme Corporation            COM	372917104 221	    3326    SH		SOLE		3326
Hewlett-Packard Company        COM	428236103 532	    14648   SH 		SOLE		14648
Intel Corp                     COM	458140100 1128	    76955   SH 		SOLE		76955
International Business Machine COM	459200101 365	    4340    SH 		SOLE		4340
Inverness Med Innovation       COM	46126P106 114	    6050    SH 		SOLE		6050
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465 4057	    90435   SH 		SOLE		90435
Johnson & Johnson              COM	478160104 3759	    62820   SH 		SOLE		62820
JP Morgan Chase & Co           COM	46625H100 582	    18457   SH 		SOLE		18457
Kraft Foods Inc                COM	50075N104 409	    15232   SH 		SOLE		15232
Maxim Integrated Products      COM	57772K101 168	    14731   SH 		SOLE		14731
Medtronic Inc                  COM	585055106 819	    26052   SH 		SOLE		26052
Microsoft Corp                 COM	594918104 593	    30506   SH 		SOLE		30506
Nisource Inc Hldg Co           COM	65473P105 359	    32698   SH 		SOLE		32698
Nokia ADR            SPONSORED ADR	654902204 103	    6600    SH 		SOLE		6600
Northrop Grumman Corp          COM	666807102 1772	    39350   SH 		SOLE		39350
Pepsico                        COM	713448108 5089	    92923   SH 		SOLE		92923
Pfizer                         COM	717081103 184	    10402   SH 		SOLE		10402
Procter & Gamble Co            COM	742718109 931	    15057   SH 		SOLE		15057
Reliance Steel & Aluminum      COM	759509102 714	    35800   SH 		SOLE		35800
S&P 500 Depository Receipts UNIT SER 1	78462F103 6133	    67965   SH 		SOLE		67965
S&P MidCap SPDRs            UNIT SER 1	595635103 277	    2851    SH 		SOLE		2851
Schlumberger Ltd               COM	806857108 157	    3713    SH 		SOLE		3713
Seagate Technology Hldgs       SHS	G7945J104 171	    38600   SH 		SOLE		38600
State Street                   COM	857477103 2195	    55802   SH 		SOLE		55802
Statoil ASA ADR      SPONSORED ADR	85771P102 724	    43462   SH 		SOLE		43462
Stryker Corp                   COM	863667101 1198	    29985   SH 		SOLE		29985
Sysco Corporation              COM	871829107 176	    7660    SH		SOLE		7660
Target Corporation             COM	87612E106 203	    5870    SH 		SOLE		5870
Thermo Fisher Scientific       COM      883556102 548       16080   SH          SOLE            16080
Toronto Dominion Bank New      COM NEW	891160509 172	    4802    SH 		SOLE		4802
VCA Antech Inc                 COM	918194101 1066	    53600   SH 		SOLE		53600
Vodafone Group Plc ADR    SPONS ADR NEW	92857W209 171	    8358    SH 		SOLE		8358
Wal-Mart Stores Inc            COM	931142103 412	    7357    SH 		SOLE		7357
Walgreen Co                    COM	931422109 1237	    50132   SH		SOLE		50132
Wells Fargo & Co               COM	949746101 164	    5550    SH 		SOLE		5550
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